Cash and Cash Equivalents (Tables)	12 Months Ended
Jul. 31, 2021
Categories of current financial assets [abstract]
Schedule of Cash and Cash Equivalents
	Interest rate	July 31, 2021	July 31, 2020
		$	$
Operating cash	-	31,702	70,318
High interest savings accounts	0.60%	35,760	113,855
Cash and cash equivalents		67,462	184,173